Pacer Developed Markets Cash Cows Growth Leaders ETF
Schedule of Investments
July 31, 2024 (Unaudited)

COMMON STOCKS - 99.4%	Shares	Value
Australia - 8.3%
Aristocrat Leisure Ltd.	157	$5,567
BHP Billiton Ltd.	81	2,241
CAR Group Ltd.	303	6,905
Cochlear Ltd.	33	7,445
Computershare Ltd.	174	3,146
Fortescue Metals Group Ltd.	350	4,319
Transurban Group	321	2,731
WiseTech Global Ltd.	139	8,641
		40,995

Belgium - 0.7%
Anheuser-Busch InBev SA/NV	54	3,212

Denmark - 5.0%
Coloplast A/S - Class B	38	4,941
Genmab A/S (a)	4	1,134
Novo Nordisk AS	58	7,671
Pandora A/S	71	11,131
		24,877

Finland - 0.5%
Fortum Oyj	161	2,473

France - 5.2%
Dassault Systemes SE	114	4,323
Hermes International	2	4,379
Legrand SA	28	3,026
L'Oreal SA	8	3,469
Publicis Groupe SA	79	8,261
Sanofi	19	1,960
		25,418

Germany - 2.8%
Deutsche Telekom AG	175	4,578
SAP SE	43	9,075
		13,653

Ireland - 1.4%
Experian PLC	144	6,798

Israel - 3.6%
Check Point Software Technologies Ltd. (a)	35	6,421
Monday.com Ltd. (a)	29	6,664
Nice Ltd. (a)	26	4,718
		17,803

Italy - 2.1%
Ferrari NV	19	7,822
Moncler SpA	46	2,742
		10,564

Japan - 31.1%(b)
ANA Holdings, Inc.	103	1,978
Capcom Co. Ltd.	106	2,266
Chugai Pharmaceutical Co. Ltd.	186	8,206
Daiichi Sankyo Co. Ltd.	133	5,458
Disco Corp.	39	12,876
Fast Retailing Co. Ltd.	23	6,395
Hoya Corp.	40	5,057
Inpex Corp.	160	2,484
Japan Tobacco, Inc.	212	6,275
Kawasaki Kisen Kaisha Ltd.	555	8,669
Keyence Corp.	9	3,959
Konami Holdings Corp.	73	5,560
Kyowa Kirin Co. Ltd.	188	3,990
Lasertec Corp.	53	9,492
M3, Inc.	83	779
Nexon Co. Ltd.	83	1,815
Nintendo Co. Ltd.	133	7,447
Nippon Yusen KK	176	5,756
Obic Co. Ltd.	12	1,826
Ono Pharmaceutical Co. Ltd.	103	1,538
Renesas Electronics Corp.	133	2,289
SCREEN Holdings Co. Ltd.	129	11,104
Shimano, Inc.	15	2,677
Shin-Etsu Chemical Co. Ltd.	182	8,198
Shionogi & Co. Ltd.	90	3,963
Tokyo Electron Ltd.	53	10,975
Trend Micro, Inc./Japan	136	6,581
ZOZO, Inc.	203	5,943
		153,556

Luxembourg - 0.8%
Tenaris SA	233	3,692

Macau - 0.2%
Sands China Ltd. (a)	555	1,041

Netherlands - 5.6%
ASM International NV	11	7,543
BE Semiconductor Industries NV	66	8,511
Koninklijke KPN NV	839	3,301
Wolters Kluwer NV	48	8,057
		27,412

Norway - 0.3%
Equinor ASA	57	1,515

Singapore - 1.2%
Genting Singapore Ltd.	4,561	2,901
Seatrium Ltd. (a)	724	910
Singapore Airlines Ltd.	435	2,268
		6,079

Spain - 3.1%
Aena SME SA (c)	30	5,685
Amadeus IT Holding SA	26	1,709
Industria de Diseno Textil SA	111	5,389
Telefonica SA	586	2,651
		15,434

Sweden - 3.7%
Assa Abloy AB - Class B	240	7,303
Evolution AB (c)	43	4,166
Tele2 AB - Class B	657	6,761
		18,230

Switzerland - 10.7%
Cie Financiere Richemont SA	27	4,122
Geberit AG	7	4,469
Givaudan SA	2	9,814
LafargeHolcim Ltd.	76	7,121
Logitech International SA	80	7,216
Novartis AG	33	3,706
Roche Holding AG	7	2,279
Sonova Holding AG	17	5,216
Swisscom AG	4	2,452
VAT Group AG (c)	13	6,521
		52,916

United Kingdom - 13.1%
AstraZeneca PLC	16	2,544
Auto Trader Group PLC (c)	638	6,689
British American Tobacco PLC	60	2,117
Burberry Group PLC	59	588
Diageo PLC	50	1,555
GSK PLC	269	5,229
Haleon PLC	675	3,034
Informa PLC	400	4,470
InterContinental Hotels Group PLC	87	8,768
Next PLC	52	6,066
Reckitt Benckiser Group PLC	26	1,396
RELX PLC	188	8,877
Rio Tinto PLC	46	2,972
Sage Group PLC/The	449	6,268
Vodafone Group PLC	2,319	2,160
Whitbread PLC	53	1,983
		64,716
TOTAL COMMON STOCKS (Cost $499,472)		490,384

PREFERRED STOCKS - 0.4%	Shares	Value
Germany - 0.4%
Porsche Automobil Holding SE	46	2,057
TOTAL PREFERRED STOCKS (Cost $2,450)		2,057

TOTAL INVESTMENTS - 99.8% (Cost $501,922)		492,441
Other Assets in Excess of Liabilities - 0.2%		751
TOTAL NET ASSETS - 100.0%		$493,192

Percentages are stated as a percent of net assets.

AG - Aktiengesellschaft
ASA - Advanced Subscription Agreement
NV - Naamloze Vennootschap
PLC - Public Limited Company
SA - Sociedad Anónima
SA/NV - Societe Anonime/Naamloze Vennootschap

(a)	Non-income producing security.
(b)
To the extent that the Fund invests a significant portion of its assets in the securities of companies of a single country or region, it is more likely to be impacted by events or conditions affecting the country or region.

(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2024, the value of these securities total $23,061 or 4.7% of the Fund’s net assets.

Summary of Fair Value Disclosure as of July 31, 2024 (Unaudited)

Pacer Developed Markets Cash Cows Growth Leaders ETF has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2024:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$490,384	$–	$–	$490,384
Preferred Stocks	2,058	–	–	2,057
Total Investments	$492,441	$–	$–	$492,441

Refer to the Schedule of Investments for further disaggregation of investment categories.